Note 8 - Notes Payable	12 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Note 8 - Notes Payable

Note 8 – Notes payable:

A summary of notes payable as of July 31 are as follows:

	2012	2011	2010
Christos Grigoriou	$-	$-	$64,167
Sariona Investments Ltd.	-	91,902	-
Various third parties	911,186	748,922	748,922
	$911,186	$840,824	$813,089

On June 23, 2008, we borrowed US $64,167 (€50,000) from Mr. Christos Grigoriou, a resident of Trikala, Greece. The loan was due and payable in full on May 23, 2010, bore interest at 10% per annum payable at maturity, and was unsecured. Upon maturity, the term of the loan was extended for an additional year on the same terms. On March 23, 2011, Mr. Grigoriou assigned his outstanding note receivable for US$71,955 (€50,000) plus accumulated interest to March 23, 2011 in the amount of US$19,947 (€13,861) to Sariona Investments Ltd. On April 25, 2012, Sariona Investments Ltd assigned the outstanding note receivable for US$82,427 (€63,861) plus accumulated interest to April 27, 2012 in the amount of US$8,974 to a third party. The note is due on demand, bears interest at 5% per annum and is unsecured.

On July 31, 2010 Mr. Rick Walchuk, Mr. Michael Soursos and Bruca Trading Ltd. entered into Assignment and Assumption Agreements with several third parties whereby they assigned the following amounts due and payable to each of them to the third parties (Refer to Note 11 – Related Party Transactions):

Rick Walchuk	$619,863
Michael Soursos	93,059
Bruca Trading Ltd.	36,000
$748,922

As a result these amounts were reclassified on the Company’s balance sheet from Loans Payable – Related Parties and Accounts Payable – related parties to Notes Payable. The notes are due on demand, bear interest at 5% per annum and are unsecured. As of July 31, 2011, the Company accrued interest expense $37,446 reflected on the Company’s balance sheets as accounts payable and accrued expense.

On April 27, 2012, the Company assigned Assignments and Assumption Agreements between the vendors and a third party. Under those agreements, accumulated amount of US$70,863 (€54,871) was assigned. The note is due on demand, bears interest at 5% per annum and is unsecured.

As of July 31, 2012, the Company accrued interest expense $45,470 ($40,508 – 2011) ($15,184 – 2010) reflected on the Company’s balance sheets as accounts payable and accrued expense.